Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities [Abstract]
Schedule of Other Liabilities	The other liabilities line item is as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Accounts and notes payable	312,882	405,878
Income received in advance	777	901
Macro-hedge valuation adjustment (1)	68,781	85,725
Guarantees received (margin accounts) (2)	1,081,226	1,017,968
Broker dealer and simultaneous transactions	36,819	265,793
Withholding VAT	44,861	36,814
Accounts payable insurance companies	7,869	10,893
In-progress operations	18,191	21,918
Deferred income	1,902	5,453
Other liabilities	110,346	190,339
Total	1,683,654	2,041,682
(1)	Valuation balances of net assets and liabilities at market value subject to macro-hedging
(2)	Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.